UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580
(Investment Company Act file number)

Cortina Funds, Inc.
(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

(414) 225-7365
 (Registrant's telephone number)

Lori Hoch
825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
 (Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1 – March 31, 2017

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (97.61%)
Consumer Discretionary (10.34%)
Duluth Holdings, Inc., Class B(a)	10,192	$216,988
Five Below, Inc.(a)	7,865	340,633
IMAX Corp.(a)	8,756	297,704
iRobot Corp.(a)	2,082	137,703
Malibu Boats, Inc., Class A(a)	10,881	244,278
MarineMax, Inc.(a)	10,524	227,845
Motorcar Parts of America, Inc.(a)	6,435	197,748
Ollie's Bargain Outlet Holdings, Inc.(a)	8,388	280,998
TopBuild Corp.(a)	2,680	125,960
Universal Electronics, Inc.(a)	3,632	248,792
Wingstop, Inc.	7,474	211,365
		2,530,014
Consumer Staples (1.77%)
elf Beauty, Inc.(a)	7,306	210,413
Primo Water Corp.(a)	16,337	221,856
		432,269
Energy (5.09%)
Abraxas Petroleum Corp.(a)	80,782	163,180
Carrizo Oil & Gas, Inc.(a)	4,166	119,398
Contango Oil & Gas Co.(a)	11,788	86,288
Fairmount Santrol Holdings, Inc.(a)	16,691	122,345
Jones Energy, Inc., Class A(a)	46,668	119,003
Lonestar Resources US, Inc., Class A(a)	23,959	121,233
Mammoth Energy Services, Inc.(a)	877	18,864
Matador Resources Co.(a)	6,980	166,054
Ring Energy, Inc.(a)	15,593	168,716
SRC Energy, Inc.(a)	19,214	162,166
		1,247,247
Financials (6.56%)
BofI Holding, Inc.(a)	11,810	308,595
Financial Engines, Inc.	6,620	288,301
Green Dot Corp., Class A(a)	5,011	167,167
Health Insurance Innovations, Inc., Class A(a)	10,679	170,864
Independent Bank Group, Inc.	3,089	198,623
LendingTree, Inc.(a)	2,196	275,268
Pinnacle Financial Partners, Inc.	2,955	196,360
		1,605,178
Health Care (23.83%)
AtriCure, Inc.(a)	10,772	206,284
AxoGen, Inc.(a)	28,540	298,243
BioTelemetry, Inc.(a)	13,671	395,776
Bovie Medical Corp.(a)	33,357	89,063
Cardiovascular Systems, Inc.(a)	8,626	243,900
Cross Country Healthcare, Inc.(a)	12,915	185,459
Entellus Medical, Inc.(a)	13,555	187,059
Glaukos Corp.(a)	3,686	189,092
HealthEquity, Inc.(a)	4,078	173,111
HealthStream, Inc.(a)	7,654	185,456
Heska Corp.(a)	2,517	264,235
HMS Holdings Corp.(a)	13,946	283,522
K2M Group Holdings, Inc.(a)	20,636	423,244
Ligand Pharmaceuticals, Inc.(a)	1,647	174,319
Neogen Corp.(a)	3,146	206,220

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
NeoGenomics, Inc.(a)	37,207	$293,563
NxStage Medical, Inc.(a)	6,365	170,773
Oxford Immunotec Global PLC(a)	17,983	278,557
Pacira Pharmaceuticals, Inc.(a)	3,525	160,740
Repligen Corp.(a)	5,976	210,355
The Spectranetics Corp.(a)	11,810	343,966
STAAR Surgical Co.(a)	16,141	158,182
Tabula Rasa HealthCare, Inc.(a)	4,531	61,078
Teladoc, Inc.(a)	12,019	300,475
Veracyte, Inc.(a)	16,260	149,267
Vocera Communications, Inc.(a)	8,108	201,322
		5,833,261
Industrials (12.25%)
Air Transport Services Group, Inc.(a)	19,506	313,071
Albany International Corp., Class A	4,657	214,455
Barnes Group, Inc.	2,671	137,129
BMC Stock Holdings, Inc.(a)	13,095	295,947
Covenant Transportation Group, Inc., Class A(a)	9,986	187,737
Dycom Industries, Inc.(a)	2,326	216,202
Granite Construction, Inc.	2,982	149,667
Insteel Industries, Inc.	6,152	222,333
Kratos Defense & Security Solutions, Inc.(a)	27,672	215,288
NV5 Global, Inc.(a)	4,352	163,635
Saia, Inc.(a)	3,795	168,118
Spirit Airlines, Inc.(a)	5,823	309,027
TASER International, Inc.(a)	10,638	242,440
Titan International, Inc.	15,888	164,282
		2,999,331
Information Technology (33.47%)
2U, Inc.(a)	1,892	75,037
Amber Road, Inc.(a)	30,995	239,281
Blackhawk Network Holdings, Inc.(a)	6,235	253,141
Box, Inc., Class A(a)	15,642	255,121
Brightcove, Inc.(a)	30,109	267,970
BroadSoft, Inc.(a)	5,518	221,824
CEVA, Inc.(a)	7,557	268,273
ChannelAdvisor Corp.(a)	21,182	236,179
Cirrus Logic, Inc.(a)	4,124	250,286
Coherent, Inc.(a)	1,483	304,964
CommVault Systems, Inc.(a)	4,889	248,361
Cray, Inc.(a)	11,947	261,639
CUI Global, Inc.(a)	2,690	12,751
EMCORE Corp.	25,194	226,746
Exar Corp.(a)	17,349	225,710
FARO Technologies, Inc.(a)	4,207	150,400
Five9, Inc.(a)	22,520	370,679
FormFactor, Inc.(a)	21,269	252,038
Infinera Corp.(a)	20,059	205,204
Inphi Corp.(a)	5,525	269,730
Limelight Networks, Inc.(a)	115,286	297,438
MaxLinear, Inc., Class A(a)	12,541	351,775
Mellanox Technologies, Ltd.(a)	6,363	324,195
Mimecast, Ltd.(a)	15,827	354,367
Nanometrics, Inc.(a)	9,133	278,191
Orbotech, Ltd.(a)	9,397	303,053
Photronics, Inc.(a)	21,348	228,424
Planet Payment, Inc.(a)	48,894	194,598
RingCentral, Inc., Class A(a)	11,938	337,845

	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
ShoreTel, Inc.(a)	33,505	$206,056
Telenav, Inc.(a)	15,507	134,136
USA Technologies, Inc.(a)	37,534	159,520
Varonis Systems, Inc.(a)	13,431	427,106
		8,192,038
Materials (1.95%)
LSB Industries, Inc.(a)	24,495	229,763
Summit Materials, Inc., Class A(a)	9,996	247,001
		476,764
Telecommunication Services (2.35%)
Boingo Wireless, Inc.(a)	27,993	363,629
ORBCOMM, Inc.(a)	22,215	212,153
		575,782

TOTAL COMMON STOCKS
(COST $17,123,216)		23,891,884

TOTAL INVESTMENTS (97.61%)
(COST $17,123,216)		23,891,884

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (2.39%)		584,432

NET ASSETS 100.00%		$24,476,316

(a)	Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP VALUE FUND	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (96.25%)
Consumer Discretionary (7.54%)
Caleres, Inc.	20,200	$533,684
Eldorado Resorts, Inc.(a)	37,347	706,792
Fox Factory Holding Corp.(a)	15,623	448,380
Horizon Global Corp.(a)	28,833	400,202
TRI Pointe Group, Inc.(a)	46,093	578,006
Winnebago Industries, Inc.	19,838	580,262
		3,247,326
Consumer Staples (1.20%)
The Andersons, Inc.	13,635	516,766

Energy (4.83%)
Forum Energy Technologies, Inc.(a)	28,936	598,975
Matador Resources Co.(a)	19,739	469,591
Oil States International, Inc.(a)	15,599	517,107
Seventy Seven Energy, Inc.(a)	11,590	495,240
		2,080,913
Financials (24.02%)
BancorpSouth, Inc.	25,765	779,391
Banner Corp.	16,795	934,474
BNC Bancorp	20,576	721,189
Capitol Federal Financial, Inc.	36,046	527,353
ConnectOne Bancorp, Inc.	29,065	704,826
Enterprise Financial Services Corp.	20,625	874,500
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	23,465	473,993
Hope Bancorp, Inc.	22,457	430,501
James River Group Holdings, Ltd.	10,579	453,416
MB Financial, Inc.	17,901	766,521
Meridian Bancorp, Inc.	45,841	838,890
National General Holdings Corp.	20,809	494,422
ProAssurance Corp.	8,586	517,306
Waterstone Financial, Inc.	37,918	692,004
Western Alliance Bancorp(a)	6,627	325,319
Wintrust Financial Corp.	11,717	809,879
		10,343,984
Health Care (8.37%)
Allscripts Healthcare Solutions, Inc.(a)	84,025	1,065,437
Magellan Health, Inc.(a)	11,923	823,283
Owens & Minor, Inc.	18,368	635,533
Pacira Pharmaceuticals, Inc.(a)	12,707	579,439
Prestige Brands Holdings, Inc.(a)	8,983	499,096
		3,602,788
Industrials (16.61%)
Atkore International Group, Inc.(a)	16,449	432,280
AZZ, Inc.	11,247	669,196
Cubic Corp.	10,753	567,758
Forward Air Corp.	9,447	449,394
Generac Holdings, Inc.(a)	17,045	635,438
Harsco Corp.(a)	44,223	563,843
Kennametal, Inc.	13,173	516,777
Kforce, Inc.	19,642	466,497
Knoll, Inc.	27,398	652,346
NCI Building Systems, Inc.(a)	19,567	335,574
REV Group, Inc.(a)	17,552	483,909
SPX Corp.(a)	24,466	593,301

	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Wabash National Corp.	37,959	$785,372
		7,151,685
Information Technology (16.34%)
3D Systems Corp.(a)	13,519	202,244
Ambarella, Inc.(a)	13,047	713,801
Benchmark Electronics, Inc.(a)	18,869	600,034
Dolby Laboratories, Inc., Class A	13,820	724,306
FARO Technologies, Inc.(a)	18,910	676,033
NetScout Systems, Inc.(a)	5,822	220,945
OSI Systems, Inc.(a)	6,868	501,295
Stratasys, Ltd.(a)	30,323	621,318
Teradata Corp.(a)	31,270	973,123
Tower Semiconductor, Ltd.(a)	57,413	1,323,370
Travelport Worldwide, Ltd.	40,910	481,511
		7,037,980
Materials (4.95%)
Commercial Metals Co.	29,134	557,333
Graphic Packaging Holdings Co.	51,703	665,418
Owens-Illinois, Inc.(a)	44,696	910,904
		2,133,655
Real Estate (4.79%)
Four Corners Property Trust, Inc., REIT	32,776	748,276
Gramercy Property Trust, Inc., REIT	24,799	652,214
Uniti Group, Inc., REIT	25,668	663,518
		2,064,008
Utilities (7.60%)
Black Hills Corp.	8,301	551,767
Chesapeake Utilities Corp.	9,503	657,608
Middlesex Water Co.	15,100	557,945
Ormat Technologies, Inc.	17,294	987,142
PNM Resources, Inc.	14,075	520,775
		3,275,237

TOTAL COMMON STOCKS
(COST $33,853,424)		41,454,342

TOTAL INVESTMENTS (96.25%)
(COST $33,853,424)		41,454,342

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (3.75%)		1,613,222

NET ASSETS 100.00%		$43,067,564

(a)	Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

CORTINA FUNDS, INC.
Notes to the Quarterly Schedule of Investments
March 31, 2017 (Unaudited)

1. ORGANIZATION
Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on April 27, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

The Cortina Small Cap Growth Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011, is a diversified portfolio with an investment objective to seek growth of capital. The Cortina Small Cap Value Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011 and the sale of Investor Class Shares on April 30, 2014, is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Shares of each Fund are designated as Institutional Shares or Investor Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Corporation’s Board of Directors (the “Board”) to create additional funds and share classes.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. Money market funds, representing short-term investments, are valued at their daily net asset value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2017:

Cortina Small Cap Growth Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$23,891,884	$–	$–	$23,891,884
Total	$23,891,884	$–	$–	$23,891,884

Cortina Small Cap Value Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$41,454,342	$–	$–	$41,454,342
Total	$41,454,342	$–	$–	$41,454,342

*	See Schedule of Investments for sector classification.

For the period ended March 31, 2017, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2017. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended March 31, 2017, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

3. TAX BASIS OF INVESTMENTS
As of March 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Cost of Investments for Income Tax Purposes	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation
Cortina Small Cap Growth Fund	$17,533,808	$6,778,541	$(420,465)	$6,358,076
Cortina Small Cap Value Fund	34,325,391	7,585,431	(456,480)	7,128,951

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 24, 2017

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	May 24, 2017